Litigation, regulatory and similar matters (Tables)	12 Months Ended
Dec. 31, 2018
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and Corporate Center unit[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	CC –Services	CC –Group ALM	CC –Non-coreand LegacyPortfolio	Total 2018	Total 2017
Balance at the beginning of the year	569	81	1	354	246	0	1,256	2,508	3,204
Increase in provisions recognized in the income statement	659	41	0	83	32	0	90	905	703
Release of provisions recognized in the income statement	(33)	(1)	(1)	(146)	(38)	0	0	(220)	(214)
Provisions used in conformity with designated purpose	(184)	(3)	0	(18)	(1)	0	(143)	(350)	(1,251)
Foreign currency translation / unwind of discount	(9)	(1)	0	(3)	(2)	0	(1)	(16)	66
Balance at the end of the year	1,003	117	0	269	236	0	1,202	2,827	2,508
1 Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3 and 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.

UBS AG
Notes Litigation Regulatory And Similar Matters [Line Items]
Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and Corporate Center unit[1]
USD million	Global Wealth Manage-ment	Personal & Corporate Banking	Asset Manage-ment	Investment Bank	CC –Services	CC –Group ALM	CC –Non-coreand LegacyPortfolio	Total 2018	Total 2017
Balance at the beginning of the year	569	81	1	354	246	0	1,256	2,508	3,204
Increase in provisions recognized in the income statement	659	41	0	83	32	0	90	905	703
Release of provisions recognized in the income statement	(33)	(1)	(1)	(146)	(38)	0	0	(220)	(214)
Provisions used in conformity with designated purpose	(184)	(3)	0	(18)	(1)	0	(143)	(350)	(1,251)
Foreign currency translation / unwind of discount	(9)	(1)	0	(3)	(2)	0	(1)	(16)	66
Balance at the end of the year	1,003	117	0	269	236	0	1,202	2,827	2,508
1 Provisions, if any, for the matters described in this Note are recorded in Global Wealth Management (items 3 and 4), the Investment Bank (item 7) and Corporate Center – Non-core and Legacy Portfolio (item 2). Provisions, if any, for the matters described in items 1 and 6 of this Note are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this Note in item 5 are allocated between the Investment Bank, Corporate Center – Services and Corporate Center – Non-core and Legacy Portfolio.